Summary of Significant Accounting Policies - Additional (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) segment item
Notes and other explanatory information [abstract]
Number of major revenue streams | item	3
Recapitalization of goodwill | $	$ 0
Number of reportable operating segment | segment	1
Minimum
Notes and other explanatory information [abstract]
Revenue contract terms	3 months
Maximum
Notes and other explanatory information [abstract]
Revenue contract terms	1 year